Pay vs Performance Disclosure		12 Months Ended					25 Months Ended	35 Months Ended
		Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Jan. 31, 2022	Dec. 31, 2024
Pay vs Performance Disclosure
Company Selected Measure Name		Adjusted Earnings Per Share (diluted)
Named Executive Officers, Footnote	On February 1, 2022, Mr. Lauber succeeded Mr. Fletcher as CEO.The non-PEO NEOs for each of the years shown were as follows:
•2024: Messrs. Klappa, Hooper, and Garvin, and Mmes. Liu and Kelsey
•2022 and 2023: Messrs. Klappa and Garvin, and Mmes. Liu and Kelsey
•2021: Messrs. Klappa and Lauber, and Mmes. Liu and Kelsey
•2020: Messrs. Lauber, Klappa, Garvin, and Kuester, and Mmes. Liu, and Kelsey

Peer Group Issuers, Footnote		Represents the Total Shareholder Return ("TSR") of the Custom Peer Index Group, weighted according to the respective companies' stock market capitalization at the beginning of each period for which a return is indicated. For information about the Custom Peer Index Group see "Performance Graph" in the Company's 2024 Annual Report.
Adjustment To PEO Compensation, Footnote	Represents the CAP to each of Messrs. Lauber and Fletcher, and the average CAP to the non-PEO NEOs as a group, each as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable fiscal years. To calculate the CAP to Messrs. Lauber, and the average CAP to our non-PEO NEOs for the 2024 fiscal year, the following adjustments were made to the SCT total compensation:
SCT to CAP Reconciliation

Year	SCT Total ($)	Deductions from SCT Total		Additions to SCT Total					CAP ($)
		Change in Pension Value ($)	(a) Equity-based awards Grant Date Fair Value ($)	(b) Pension Benefit Service Costs ($)	(c)(i) Change in Value of Covered Fiscal Year Awards Unvested at Covered Fiscal Year-End ($)	(c)(ii) Change in Value of Prior Years' Awards Unvested at Fiscal Year-End ($)	(c)(iii) Value of Awards Granted and Vested in Covered Fiscal Year ($)	(c)(iv) Change in Value of Prior Years' Awards that Vested in Fiscal Year ($)
Lauber SCT to CAP Reconciliation
2024	10,948,091	332,397	5,518,335	64,795	7,783,433	1,414,649	—	1,860,478	16,220,714
Average Non-PEO NEOs SCT to CAP Reconciliation
2024	4,739,937	236,773	2,454,803	14,901	1,507,026	245,528	690,570	310,266	4,816,652
(a)    Represents the grant date fair value of equity awards as reflected in the "Stock Awards" and "Option Awards" columns of the SCT.
(b)    Represents the actuarially determined value of the pension benefit accrual for services rendered by each NEO during the applicable year. There were no costs of benefits granted pursuant to a plan amendment during any covered fiscal year that were attributed by the plan's benefit formula to services rendered in periods prior to the plan amendment.
(c)    Represents (i) the covered fiscal year-end value of any equity awards granted in the covered fiscal year that were outstanding and unvested as of the end of such year; (ii) the amount of the change as of the covered fiscal year-end (from the end of the prior fiscal year) in fair value of any awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year; (iii) the fair value as of the vesting date of awards granted in a covered fiscal year that vested in the same covered fiscal year; and (iv) the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value for awards granted in prior years that vested during the covered fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 4,739,937	$ 5,188,505	$ 4,358,213	$ 4,911,241	$ 4,686,918
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 4,816,652	2,920,498	5,256,205	4,273,523	4,030,865
Adjustment to Non-PEO NEO Compensation Footnote	Represents the CAP to each of Messrs. Lauber and Fletcher, and the average CAP to the non-PEO NEOs as a group, each as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable fiscal years. To calculate the CAP to Messrs. Lauber, and the average CAP to our non-PEO NEOs for the 2024 fiscal year, the following adjustments were made to the SCT total compensation:
SCT to CAP Reconciliation

Year	SCT Total ($)	Deductions from SCT Total		Additions to SCT Total					CAP ($)
		Change in Pension Value ($)	(a) Equity-based awards Grant Date Fair Value ($)	(b) Pension Benefit Service Costs ($)	(c)(i) Change in Value of Covered Fiscal Year Awards Unvested at Covered Fiscal Year-End ($)	(c)(ii) Change in Value of Prior Years' Awards Unvested at Fiscal Year-End ($)	(c)(iii) Value of Awards Granted and Vested in Covered Fiscal Year ($)	(c)(iv) Change in Value of Prior Years' Awards that Vested in Fiscal Year ($)
Lauber SCT to CAP Reconciliation
2024	10,948,091	332,397	5,518,335	64,795	7,783,433	1,414,649	—	1,860,478	16,220,714
Average Non-PEO NEOs SCT to CAP Reconciliation
2024	4,739,937	236,773	2,454,803	14,901	1,507,026	245,528	690,570	310,266	4,816,652
(a)    Represents the grant date fair value of equity awards as reflected in the "Stock Awards" and "Option Awards" columns of the SCT.
(b)    Represents the actuarially determined value of the pension benefit accrual for services rendered by each NEO during the applicable year. There were no costs of benefits granted pursuant to a plan amendment during any covered fiscal year that were attributed by the plan's benefit formula to services rendered in periods prior to the plan amendment.
(c)    Represents (i) the covered fiscal year-end value of any equity awards granted in the covered fiscal year that were outstanding and unvested as of the end of such year; (ii) the amount of the change as of the covered fiscal year-end (from the end of the prior fiscal year) in fair value of any awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year; (iii) the fair value as of the vesting date of awards granted in a covered fiscal year that vested in the same covered fiscal year; and (iv) the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value for awards granted in prior years that vested during the covered fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
CAP v. TSR
As demonstrated in the following graph, the amount of compensation paid to the PEOs and the average compensation paid to the other NEOs was aligned with the Company’s TSR performance. A substantial portion of the compensation awarded to each of the NEOs is long-term incentive compensation. For most of the NEOs, performance unit awards comprise 65% of the long-term incentive compensation granted each year, with vesting primarily based upon the Company’s TSR performance against its peer group. As discussed further in “Compensation Discussion and Analysis,” the performance units granted in 2022, which vested at the end of the three-year performance period ended December 31, 2024, provided a payout slightly above target. See the Five-Year Cumulative Return and Total Stockholder Returns graphs in “Compensation Discussion and Analysis – Executive Summary” for information on the Company’s performance over the 5-year period ended December 31, 2024, which was in line with the performance of its peer group, and 10-year period ended December 31, 2024, which exceeded the performance of its peer group, respectively.

Compensation Actually Paid vs. Net Income
CAP v. WEC Net Income and Adjusted Earnings Per Share (Company-Selected Measure)
As demonstrated by the following graphs, during the cumulative five-year period ended December 31, 2024, the compensation paid to the PEOs and the average compensation paid to the other NEOs was aligned with the Company’s net income and EPS performance. In 2024 and 2023, WEC Energy Group's EPS performance is shown on an adjusted (non-GAAP) basis. Pursuant to the terms of the Company’s short-term performance plan, in 2024, almost 75% of the payout was based upon the Company’s adjusted EPS performance, and almost 25% was based upon the Company’s performance against cash flow goals. See "Compensation Discussion and Analysis" for information on how the EPS and cash flow targets were established for 2024, as well as the performance metrics applicable to Mr. Hooper's 2024 annual cash incentive award. The Company’s strong performance against the EPS and cash flow goals in 2024 resulted in maximum level payouts for each measure.
WEC Energy Group’s earnings per share on a GAAP basis were $4.83 for 2024, which includes a $0.06 per share charge to earnings related to certain capital expenditures under the Qualifying Infrastructure Plant (“QIP”) rider that were disallowed by the Illinois Commerce Commission (the “ICC”) as part of PGL's 2016 QIP reconciliation proceeding. Excluding this charge, WEC Energy Group’s adjusted earnings per share were $4.88. PGL has since appealed this decision. The ICC’s disallowance of these expenditures is not indicative of WEC Energy Group’s operating performance in 2024. As a result, the Compensation Committee determined that the Company’s performance against the earnings per share targets should be measured using adjusted earnings per share. With respect to the earnings per share calculation, note that WEC Energy Group’s adjusted earnings per share does not add due to rounding.
WEC Energy Group’s earnings per share on a GAAP basis were $4.22 for 2023, which includes a $0.41 per share non-cash charge to earnings related to the ICC's disallowance of an aggregate of $178.9 million of previously incurred capital costs as part of its decisions in the rate cases of the Company’s Illinois utilities. Excluding this charge, WEC Energy Group’s 2023 adjusted earnings per share were $4.63. The ICC’s disallowance of previously incurred capital costs of this nature is not indicative of WEC Energy Group’s operating performance in 2023. As a result, the Compensation Committee determined that the Company’s performance against the earnings per share targets should be measured using adjusted earnings per share.

See Appendix A for net income presented on an adjusted basis (non-GAAP) along with a reconciliation to net income, presented on a GAAP basis, for 2024 and 2023.

In the graph below, net income is presented on a GAAP basis. EPS is presented on an adjusted (non-GAAP) basis for 2024 and 2023 and on a GAAP basis for years prior to 2023.

Compensation Actually Paid vs. Company Selected Measure
CAP v. WEC Net Income and Adjusted Earnings Per Share (Company-Selected Measure)
As demonstrated by the following graphs, during the cumulative five-year period ended December 31, 2024, the compensation paid to the PEOs and the average compensation paid to the other NEOs was aligned with the Company’s net income and EPS performance. In 2024 and 2023, WEC Energy Group's EPS performance is shown on an adjusted (non-GAAP) basis. Pursuant to the terms of the Company’s short-term performance plan, in 2024, almost 75% of the payout was based upon the Company’s adjusted EPS performance, and almost 25% was based upon the Company’s performance against cash flow goals. See "Compensation Discussion and Analysis" for information on how the EPS and cash flow targets were established for 2024, as well as the performance metrics applicable to Mr. Hooper's 2024 annual cash incentive award. The Company’s strong performance against the EPS and cash flow goals in 2024 resulted in maximum level payouts for each measure.
WEC Energy Group’s earnings per share on a GAAP basis were $4.83 for 2024, which includes a $0.06 per share charge to earnings related to certain capital expenditures under the Qualifying Infrastructure Plant (“QIP”) rider that were disallowed by the Illinois Commerce Commission (the “ICC”) as part of PGL's 2016 QIP reconciliation proceeding. Excluding this charge, WEC Energy Group’s adjusted earnings per share were $4.88. PGL has since appealed this decision. The ICC’s disallowance of these expenditures is not indicative of WEC Energy Group’s operating performance in 2024. As a result, the Compensation Committee determined that the Company’s performance against the earnings per share targets should be measured using adjusted earnings per share. With respect to the earnings per share calculation, note that WEC Energy Group’s adjusted earnings per share does not add due to rounding.
WEC Energy Group’s earnings per share on a GAAP basis were $4.22 for 2023, which includes a $0.41 per share non-cash charge to earnings related to the ICC's disallowance of an aggregate of $178.9 million of previously incurred capital costs as part of its decisions in the rate cases of the Company’s Illinois utilities. Excluding this charge, WEC Energy Group’s 2023 adjusted earnings per share were $4.63. The ICC’s disallowance of previously incurred capital costs of this nature is not indicative of WEC Energy Group’s operating performance in 2023. As a result, the Compensation Committee determined that the Company’s performance against the earnings per share targets should be measured using adjusted earnings per share.

See Appendix A for net income presented on an adjusted basis (non-GAAP) along with a reconciliation to net income, presented on a GAAP basis, for 2024 and 2023.
In the graph below, net income is presented on a GAAP basis. EPS is presented on an adjusted (non-GAAP) basis for 2024 and 2023 and on a GAAP basis for years prior to 2023
* Earnings per share for 2020, 2021 and 2022 are presented on a GAAP basis.

Tabular List, Table
Most Important Performance Measures
The following represents the most important financial performance measures used by WEC Energy Group to link compensation actually paid to each NEO for 2024, the most recently completed fiscal year, to company performance:

Adjusted Earnings Per Share	Net Income	Cash Flow	Return on Equity
Achievement of the Company’s goals with respect to the financial measures highlighted above should drive strong TSR performance for the Company relative to its peers, which is an important component of our compensation program as more fully described in “Compensation Discussion and Analysis – Long-Term Incentive Compensation".

Total Shareholder Return Amount	[3]	$ 119.66	103.04	110.80	111.34	102.49
Peer Group Total Shareholder Return Amount	[4]	122.96	105.56	113.90	111.43	95.16
Net Income (Loss)		$ 1,527,200,000	$ 1,331,700,000	$ 1,408,100,000	$ 1,300,300,000	$ 1,199,900,000
Company Selected Measure Amount | $ / shares	[5]	4.88	4.63	4.45	4.11	3.79
PEO Name							Mr. Fletcher	Mr. Lauber
Additional 402(v) Disclosure		Assumes an investment of $100 at the beginning of the measurement period and reinvestment of all dividends. The “measurement period” for each covered fiscal year is the period from December 31, 2019 through the end of such covered fiscal year.
Non-GAAP Earnings Per Share Adjustment		$ 0.06	$ 0.41
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted Earnings Per Share
Non-GAAP Measure Description		For 2024 and 2023, the Company Selected Measure was adjusted (non-GAAP) earnings per share which excludes a $0.06 per share charge and a $0.41 per share non-cash charge, respectively to earnings related to the Illinois Commerce Commission's disallowance of certain capital costs. See Appendix A on page P-90 for a full reconciliation of GAAP to non-GAAP earnings per share. The prior years reported in this table each show the Company's earnings per share on a GAAP basis.
Measure:: 2
Pay vs Performance Disclosure
Name		Net Income
Measure:: 3
Pay vs Performance Disclosure
Name		Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name		Return on Equity
Lauber [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[6]	$ 10,948,091	9,552,179	$ 8,149,461	$ 0	$ 0
PEO Actually Paid Compensation Amount	[2],[6]	16,220,714	5,707,745	9,721,228	0	0
Fletcher [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[6]	0	0	8,151,511	18,481,871	18,136,171
PEO Actually Paid Compensation Amount	[2],[6]	0	$ 0	$ 17,332,947	$ 14,249,651	$ 15,590,856
PEO | Lauber [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(332,397)
PEO | Lauber [Member] | Equity Bade Awards Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,518,335)
PEO | Lauber [Member] | Pension Benefit Service Costs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		64,795
PEO | Lauber [Member] | Change In Value Of Covered Fiscal Year Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,783,433
PEO | Lauber [Member] | Change In Value Of Prior Years Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,414,649
PEO | Lauber [Member] | Value Of Awards Granted And Vested In Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Lauber [Member] | Change In Value Of Prior Years Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,860,478
Non-PEO NEO | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(236,773)
Non-PEO NEO | Equity Bade Awards Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,454,803)
Non-PEO NEO | Pension Benefit Service Costs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		14,901
Non-PEO NEO | Change In Value Of Covered Fiscal Year Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,507,026
Non-PEO NEO | Change In Value Of Prior Years Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		245,528
Non-PEO NEO | Value Of Awards Granted And Vested In Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		690,570
Non-PEO NEO | Change In Value Of Prior Years Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 310,266

[1]	The non-PEO NEOs for each of the years shown were as follows:
•2024: Messrs. Klappa, Hooper, and Garvin, and Mmes. Liu and Kelsey
•2022 and 2023: Messrs. Klappa and Garvin, and Mmes. Liu and Kelsey
•2021: Messrs. Klappa and Lauber, and Mmes. Liu and Kelsey
•2020: Messrs. Lauber, Klappa, Garvin, and Kuester, and Mmes. Liu, and Kelsey

[2]	Represents the CAP to each of Messrs. Lauber and Fletcher, and the average CAP to the non-PEO NEOs as a group, each as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable fiscal years. To calculate the CAP to Messrs. Lauber, and the average CAP to our non-PEO NEOs for the 2024 fiscal year, the following adjustments were made to the SCT total compensation:
SCT to CAP Reconciliation

Year	SCT Total ($)	Deductions from SCT Total		Additions to SCT Total					CAP ($)
		Change in Pension Value ($)	(a) Equity-based awards Grant Date Fair Value ($)	(b) Pension Benefit Service Costs ($)	(c)(i) Change in Value of Covered Fiscal Year Awards Unvested at Covered Fiscal Year-End ($)	(c)(ii) Change in Value of Prior Years' Awards Unvested at Fiscal Year-End ($)	(c)(iii) Value of Awards Granted and Vested in Covered Fiscal Year ($)	(c)(iv) Change in Value of Prior Years' Awards that Vested in Fiscal Year ($)
Lauber SCT to CAP Reconciliation
2024	10,948,091	332,397	5,518,335	64,795	7,783,433	1,414,649	—	1,860,478	16,220,714
Average Non-PEO NEOs SCT to CAP Reconciliation
2024	4,739,937	236,773	2,454,803	14,901	1,507,026	245,528	690,570	310,266	4,816,652
(a)    Represents the grant date fair value of equity awards as reflected in the "Stock Awards" and "Option Awards" columns of the SCT.
(b)    Represents the actuarially determined value of the pension benefit accrual for services rendered by each NEO during the applicable year. There were no costs of benefits granted pursuant to a plan amendment during any covered fiscal year that were attributed by the plan's benefit formula to services rendered in periods prior to the plan amendment.
(c)    Represents (i) the covered fiscal year-end value of any equity awards granted in the covered fiscal year that were outstanding and unvested as of the end of such year; (ii) the amount of the change as of the covered fiscal year-end (from the end of the prior fiscal year) in fair value of any awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year; (iii) the fair value as of the vesting date of awards granted in a covered fiscal year that vested in the same covered fiscal year; and (iv) the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value for awards granted in prior years that vested during the covered fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

[3]	Assumes an investment of $100 at the beginning of the measurement period and reinvestment of all dividends. The “measurement period” for each covered fiscal year is the period from December 31, 2019 through the end of such covered fiscal year.
[4]	Represents the Total Shareholder Return ("TSR") of the Custom Peer Index Group, weighted according to the respective companies' stock market capitalization at the beginning of each period for which a return is indicated. For information about the Custom Peer Index Group see "Performance Graph" in the Company's 2024 Annual Report.
[5]	For 2024 and 2023, the Company Selected Measure was adjusted (non-GAAP) earnings per share which excludes a $0.06 per share charge and a $0.41 per share non-cash charge, respectively to earnings related to the Illinois Commerce Commission's disallowance of certain capital costs. See Appendix A on page P-90 for a full reconciliation of GAAP to non-GAAP earnings per share. The prior years reported in this table each show the Company's earnings per share on a GAAP basis
[6]	On February 1, 2022, Mr. Lauber succeeded Mr. Fletcher as CEO.